iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  16.0%
iShares Core U.S. REIT ETF ................. 19,396 $ 1,252,788
iShares Preferred and Income Securities ETF ...... 614,485 19,325,553
20,578,341
a
Domestic Fixed Income  —  36.5%
iShares Broad USD High Yield Corporate Bond ETF
(b)
518,752 19,313,137
iShares Broad USD Investment Grade Corporate Bond
ETF ................................ 162,931 8,350,214
iShares Core 1-5 Year USD Bond ETF .......... 398,183 19,291,966
46,955,317
a
International Equity  —  23.9%
iShares Core MSCI Pacific ETF ............... 151,317 12,181,019
iShares Global REIT ETF ................... 195,168 5,331,990
iShares MSCI EAFE Value ETF ............... 170,231 13,208,223
30,721,232
a
International Fixed Income  —  23.6%
iShares Floating Rate Bond ETF
(b)
............. 381,795 19,486,817
iShares J.P. Morgan EM Corporate Bond ETF ..... 140,223 6,425,368
iShares J.P. Morgan EM Local Currency Bond ETF .. 104,463 4,363,420
30,275,605
a
Total Long-Term Investments — 100.0%
(Cost: $128,340,674) ................................ 128,530,495
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  29.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(a)(c)(d)
...................... 37,360,092 $ 37,371,300
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(a)(c)
............................ 92,284 92,284
a
Total Short-Term Securities — 29.1%
(Cost: $37,461,439) ................................. 37,463,584
Total Investments — 129.1%
(Cost: $165,802,113) ................................ 165,994,079
Liabilities in Excess of Other Assets — (29.1)% .............. (37,389,281)
Net Assets — 100.0% ................................. $ 128,604,798
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,681,809 $ 22,688,418
(a)
$ — $ (910) $ 1,983 $ 37,371,300 37,360,092 $ 82,757
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 94,475 — (2,191)
(a)
— — 92,284 92,284 4,063 —
iShares Broad
USD High Yield
Corporate Bond
ETF ........ 17,195,923 4,449,318 (2,242,851) 62,275 (151,528) 19,313,137 518,752 939,359 —
iShares Broad USD
Investment Grade
Corporate Bond
ETF ........ — 8,790,233 (254,021) (2,212) (183,786) 8,350,214 162,931 66,234 —
iShares Core 1-5
Year USD Bond
ETF ........ 17,019,685 4,559,981 (2,244,762) 64,857 (107,795) 19,291,966 398,183 572,402 —
iShares Core MSCI
Pacific ETF ... — 12,992,094 (361,894) (16,718) (432,463) 12,181,019 151,317 — —
iShares Core U.S.
REIT ETF .... — 1,262,769 (36,291) (496) 26,806 1,252,788 19,396 4,108 —
iShares Floating
Rate Bond ETF 16,950,384 4,773,966 (2,240,854) 5,371 (2,050) 19,486,817 381,795 622,716 —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Morningstar Multi-Asset Income ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Global REIT
ETF ........ $ 5,718,797 $ 1,183,831 $ (2,273,478) $ 79,321 $ 623,519 $ 5,331,990 195,168 $ 170,346 $ —
iShares J.P. Morgan
EM Corporate
Bond ETF .... 5,741,224 1,395,866 (748,072) 25,031 11,319 6,425,368 140,223 233,727 —
iShares J.P. Morgan
EM Local
Currency Bond
ETF ........ 5,775,156 7,440,354 (9,325,716) (74,102) 547,728 4,363,420 104,463 294,847 —
iShares Latin
America 40 ETF
(c)
16,447,745 3,140,063 (27,112,431) 7,100,175 424,448 — — 452,604 —
iShares MBS ETF
(c)
5,726,318 507,350 (6,402,056) 193,950 (25,562) — — 83,856 —
iShares MSCI EAFE
Value ETF .... 5,650,682 7,696,815 (1,235,289) 203,420 892,595 13,208,223 170,231 143,954 —
iShares Preferred
and Income
Securities ETF . 17,578,937 4,246,525 (2,636,921) (43,787) 180,799 19,325,553 614,485 729,539 —
$ — $ 7,596,175 $ 1,806,013
$ 165,994,079
$ 4,400,512 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 128,530,495 $ — $ — $ 128,530,495
Short-Term Securities
Money Market Funds ...................................... 37,463,584 — — 37,463,584
$ 165,994,079 $ — $ — $ 165,994,079
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)